Description of Organization and Business Operations (Details) - USD ($)			3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	May 18, 2020	Dec. 31, 2019	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Payments of offering costs							$ 435,036
Reimbursement by underwriters							$ 900,000
Minimum percentage of fair market value on net assets in Trust Account in initial business combination							80.00%
Minimum net tangible assets to be maintained to consummation of business combination.							$ 5,000,001
Maximum interest to pay dissolution expenses							100,000
Cash							1,037,124
Net cash used in operating activities							1,153,781
Working capital deficit							955,789
Net loss		$ 5,288	$ 4,544,269	$ 2,560,151	$ 2,563,564	$ 7,107,833	28,879,692
Working capital loan outstanding							0
Sponsor | Founder Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issue of shares							25,000
Promissory Note With Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Maximum borrowing capacity of related party promissory note							$ 300,000
IPO
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	69,000,000						69,000,000
Share price	$ 10.00						$ 10.000
Proceeds from issuance of shares	$ 690,000,000
Payments of offering costs							$ 37,748,594
Underwriting fees							12,900,000
Reimbursement by underwriters							900,000
Deferred underwriting fees							24,150,000
Other offering costs							$ 698,594
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	9,000,000						9,000,000
Private Placement | Sponsor
Subsidiary, Sale of Stock [Line Items]
Price of warrants							$ 1.50
Proceeds from issuance of warrants							$ 15,800,000
Number of warrants to purchase shares issued (in shares)							10,533,333